New Standards, Amendments and Interpretations - Summary of Impacts on Consolidated Income Statement (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Net sales		€ 34,463	€ 35,072	[1]	€ 33,809	[1]
Cost of sales		(11,435)	(11,613)	[1]	(10,701)	[1]
Gross profit		24,242	24,608	[1]	23,995	[1]
Selling and general expenses		(9,859)	(10,072)	[1]	(9,478)	[1]
Operating income		4,676	5,804	[1]	6,531	[1]
Income before tax and investments accounted for using the equity method		4,405	5,531	[1]	5,675	[1]
Income tax expense		(481)	(1,722)	[1]	(1,325)	[1]
Share of profit/(loss) from investments accounted for using the equity method		499	85	[1]	136	[1]
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[2]	(13)	4,643	[1],[3]	314	[1],[3]
Net income		4,410	8,537	[1]	4,800	[1]
Net income attributable to equity holders of Sanofi		€ 4,306	€ 8,416	[1]	€ 4,709	[1]
Basic earnings per share (in euros)		€ 3.43	€ 6.64	[1]	€ 3.63	[1]
Previously stated [member]
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Net sales			€ 35,055		€ 33,821
Cost of sales			(11,611)		(10,702)
Gross profit			24,593		24,006
Selling and general expenses			(10,058)		(9,486)
Operating income			5,803		6,534
Income before tax and investments accounted for using the equity method			5,530		5,678
Income tax expense			(1,722)		(1,326)
Share of profit/(loss) from investments accounted for using the equity method			104		134
Net income/(loss) of the exchanged/held-for-exchange Animal Health business			3,912		4,486
Net income			8,555		4,800
Net income attributable to equity holders of Sanofi			€ 8,434		€ 4,709
Basic earnings per share (in euros)			€ 6.71		€ 3.66
Impact of IFRS15 [member]
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Net sales			€ 17		€ (12)
Cost of sales			(2)		1
Gross profit			15		(11)
Selling and general expenses			(14)		8
Operating income			1		(3)
Income before tax and investments accounted for using the equity method			1		(3)
Income tax expense					1
Share of profit/(loss) from investments accounted for using the equity method			(19)		2
Net income/(loss) of the exchanged/held-for-exchange Animal Health business			(18)
Net income			(18)
Net income attributable to equity holders of Sanofi			(18)
Including Impact of IFRS15 [member]
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Net sales			35,072		33,809
Cost of sales			(11,613)		(10,701)
Gross profit			24,608		23,995
Selling and general expenses			(10,072)		(9,478)
Operating income			5,804		6,531
Income before tax and investments accounted for using the equity method			5,531		5,675
Income tax expense			(1,722)		(1,325)
Share of profit/(loss) from investments accounted for using the equity method			85		136
Net income/(loss) of the exchanged/held-for-exchange Animal Health business			4,643		4,486
Net income			8,537		4,800
Net income attributable to equity holders of Sanofi			€ 8,416		€ 4,709
Basic earnings per share (in euros)			€ 6.64		€ 3.66

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Notes D.2. and D.36.).
[3]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.